Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Areas - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	$ 28,378,669	$ 38,292,397	$ 38,292,412
Asia [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	12,481,669	13,618,640	13,677,980
Hong Kong [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	8,117,692	12,536,891	14,822,478
China [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	2,770,967	3,900,174	5,096,557
Non-Asia [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	$ 5,008,341	$ 8,236,692	$ 4,695,397